Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (unaudited)
15.	Quarterly Financial Data (unaudited)

Quarterly earnings per share data may vary from annual earnings due to rounding.

(Dollar amounts in thousands, except share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2013:
Interest income	$16,427	$16,008	$16,078	$16,243
Interest expense	6,176	5,493	5,246	5,062

Net interest income	10,251	10,515	10,832	11,181
Provision for loan losses	150	75	75	200

Net interest income after provision for loan losses	10,101	10,440	10,757	10,981
Net realized gain on securities available for sale	268	198	58	374
Other noninterest income	1,645	1,698	1,559	971
Noninterest expense	7,213	7,454	7,500	7,689

Income before provision for income taxes	4,801	4,882	4,874	4,637
Provision for income taxes	811	956	763	810

Net income before noncontrolling interest	3,990	3,926	4,111	3,827
Less: net income attributable to the noncontrolling interest	276	50	140	44

Net income attributable to ESB Financial Corporation	$3,714	$3,876	$3,971	$3,783

Net income per share
Basic	$0.21	$0.22	$0.23	$0.22
Diluted	$0.21	$0.22	$0.23	$0.21
2012:
Interest income	$18,870	$18,590	$17,943	$17,109
Interest expense	7,873	7,581	7,168	6,778

Net interest income	10,997	11,009	10,775	10,331
Provision for loan losses	200	300	350	250

Net interest income after provision for loan losses	10,797	10,709	10,425	10,081
Net realized gain on securities available for sale	267	-	197	282
Other noninterest income	1,456	1,538	1,440	2,144
Noninterest expense	7,722	7,491	7,248	7,817

Income before provision for income taxes	4,798	4,756	4,814	4,690
Provision for income taxes	845	799	793	799

Net income before noncontrolling interest	3,953	3,957	4,021	3,891
Less: net income attributable to the noncontrolling interest	168	276	87	388

Net income attributable to ESB Financial Corporation	$3,785	$3,681	$3,934	$3,503

Net income per share
Basic	$0.22	$0.22	$0.23	$0.21
Diluted	$0.22	$0.21	$0.23	$0.21